Related party transactions and balances	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related party transactions and balances

10 Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2023 and June 30, 2024:

Name of related parties	Relationship with the Company
Mains D’ Or Investments Ltd	A company controlled by the Company’s controlling shareholder
WIS Holdings Pte Ltd	A common shareholder of Mains D’Or Investments Ltd
Campaign Complete Solutions Pte Ltd	Subsidiary of WIS Holdings Pte Ltd
Weishen Industrial Services Pte Ltd	Subsidiary of WIS Holdings Pte Ltd
WIS ICT Pte Ltd	A common shareholder of Mains D’Or Investments Ltd
i)	Significant transactions with related parties were as follows:

	For the six months ended June 30,
	2023	2024	2024
	S$	S$	US$

Sales[1] to Campaign Complete Solutions Pte Ltd	530	240	177
Sales[2] to Weishen Industrial Services Pte Ltd	232,086	361,294	266,598
Sales[3] to WIS Holdings Pte Ltd	72,578	-	-
ii)	Significant balances with related parties were as follows:

	As of December 31, 2023	As of June 30, 2024	As of June 30, 2024
	S$	S$	US$

Trade receivable - related parties
Campaign Complete Solutions Pte Ltd	373	-	-
Weishen Industrial Services Pte Ltd	32,621	197,985	146,093
WIS Holdings Pte Ltd	546,892	546,892	403,551

[1]	Sales comprise sales of robots of S$nil (2023: S$530) and software revenue of S$240 (2023: S$ nil).
[2]	Sales comprise sales of robots of S$79,174 (2023: S$30,942) and software revenue of S$34,944 (2023: S$201,144).
[3]	Sales comprise sales of robots of S$nil (2023: S$356) and software revenue of S$nil (2023: S$72,222).

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

10	Related party transactions and balances (cont’d)
ii)	Significant balances with related parties were as follows(cont’d):

	As of December 31, 2023	As of June 30, 2024	As of June 30, 2024
	S$	S$	US$

Trade payable - related party
Campaign Complete Solutions Pte Ltd	(42,950)	(42,950)	(31,693)

Other payable - related party
WIS Holdings Pte Ltd	(388,939)	(388,939)	(286,997)

Advance billing - related parties
Campaign Complete Solutions Pte Ltd	(32,815)	(18,317)	(13,516)
Weishen Industrial Services Pte Ltd	(50,809)	(229,188)	(169,118)